Cash Distributions and Earnings per Unit (Details) - shares	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Distribution Made To Limited Partner [Line Items]
Description of the distribution amount per unit for all classes of units	The first 98% of the quarterly distribution is paid to all common units holders. The incentive distributions rights (held by the General Partner) apply only after a minimum quarterly distribution of $0.4025.
Description of loss allocation	Net loss per unit undistributed is determined by taking the distributions in excess of net income and allocating between common units and general partner units on a 98%-2% basis.
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,040,000	0
Common and subordinated units
Distribution Made To Limited Partner [Line Items]
Net loss allocated to each class of unit	98.00%
General Partner Units
Distribution Made To Limited Partner [Line Items]
Net loss allocated to each class of unit	2.00%